Exhibit 1. Consolidated subsidiaries, associates and joint ventures (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity		$ 57,107,780	$ 48,215,699	$ 43,560,501	$ 43,100,963
Profit (loss) of the year		12,355,390	7,969,394	3,247,480
Total assets		124,643,498	117,847,412
Total liabilities		$ 67,535,718	$ 69,631,713
Equion Energy Limited [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, joint venture		51.00%	51.00%
Equity		$ 1,939,686	$ 1,336,811
Profit (loss) of the year		421,511	253,708	279,515
Total assets		2,567,950	1,865,776
Total liabilities		$ 628,264	$ 528,965
Equion Energy Limited [Member] | Joint ventures [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol, joint venture		51.00%
Activity, joint venture		Exploration, exploitation and production of hydrocarbons
Country/Domicile, joint venture		United Kingdom
Geographic area of operations, joint venture		Colombia
Equity		$ 1,939,686
Profit (loss) of the year		421,511
Total assets		2,567,950
Total liabilities		$ 628,264
Ecodiesel colombia S.A [Member] | Joint ventures [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol, joint venture		50.00%
Activity, joint venture		Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture		Colombia
Geographic area of operations, joint venture		Colombia
Equity		$ 82,608
Profit (loss) of the year		12,846
Total assets		119,991
Total liabilities		$ 37,383
Offshore international group [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, joint venture		50.00%	50.00%
Equity		$ 771,492	$ 1,007,754
Profit (loss) of the year		(322,969)	(178,280)	$ (248,037)
Total assets		1,878,508	1,858,013
Total liabilities		$ 1,107,016	$ 850,259
Offshore international group [Member] | Joint ventures [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol, joint venture		50.00%
Activity, joint venture		Exploration, exploitation and production of hydrocarbons
Country/Domicile, joint venture		United States
Geographic area of operations, joint venture		Peru
Equity		$ 771,492
Profit (loss) of the year		(322,969)
Total assets		1,878,508
Total liabilities		$ 1,107,016
Invercolsa S.A [Member] | Associates [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol, associate	[1]	43.00%
Activity, associate	[1]	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia
Country/Domicile, associate	[1]	Colombia
Geographic area of operations, associate	[1]	Colombia
Equity	[1]	$ 510,116
Profit (loss) of the year	[1]	240,949
Total assets	[1]	560,536
Total liabilities	[1]	$ 50,420
Serviport S.A [Member] | Associates [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[2]	Colombian peso
Ownership interest Ecopetrol, associate	[2]	49.00%
Activity, associate	[2]	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements
Country/Domicile, associate	[2]	Colombia
Geographic area of operations, associate	[2]	Colombia
Equity	[2]	$ 22,882
Profit (loss) of the year	[2]	2,862
Total assets	[2]	67,222
Total liabilities	[2]	$ 44,340
Sociedad Portuaria Olefinas y Derivados S.A. [Member] | Associates [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol, associate	[1]	50.00%
Activity, associate	[1]	Construction, use, maintenance and administration of port facilities, ports, private docks
Country/Domicile, associate	[1]	Colombia
Geographic area of operations, associate	[1]	Colombia
Equity	[1]	$ 3,173
Profit (loss) of the year	[1]	308
Total assets	[1]	6,145
Total liabilities	[1]	$ 2,972

[1]	Information available as of November 30, 2018
[2]	Information available as of September 30, 2018